Increase in inventory of finished goods (Tables)	12 Months Ended
Mar. 31, 2026
Increase in Inventory of Finished Goods [Abstract]
Summary of increase in inventory of finished goods

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Opening balance
Finished goods	—	—	1,875	20
Emission reduction certificates	—	—	—	—
Total	—	—	1,875	20

Closing balance
Finished goods	—	1,875	5,553	59
Emission reduction certificates	—	—	231	2
Total	—	1,875	5,784	62

Increase in inventory
Finished goods	—	(1,875)	(3,678)	(39)
Emission reduction certificates	—	—	(231)	(2)
Total	—	(1,875)	(3,909)	(42)